INVESTMENT IN PC GOLD INC. (Details Narrative)		1 Months Ended		12 Months Ended
	Jun. 09, 2021	Aug. 26, 2021 CAD ($)	Jun. 30, 2021	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Statement [Line Items]
Reduction in investment carrying				$ 15,400	$ 63,812	$ 63,812	$ 0
Pickle Crow
Statement [Line Items]
Estimated equity share of PC Gold's net loss				$ 3,000
Percentage of ownership reduced by	100% to 49%	49% to 30	additional 19% interest in PC Gold to Auteco, reducing the Company’s interest to 30%
Reduction in investment carrying		$ 14,427,000
Liability settled		12,960,000
Cash proceeds received from Auteco		1,000,000
Unspent environmental reclamation amount		$ 468,000
Ownership percenatge				49.00%